Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the accompanying condensed consolidated financial statements, except for the following:

During March and April 2015 the Company closed seven of their retail Kiosk locations. This comprised of three in Maryland, two in Texas one in New Jersey and one in Florida. In addition, the Company decided not to proceed with opening the retail store located in Ft, Lauderdale Florida. This was primarily due to the Company’s refocus of resources on management and expansion of the acquired Vape Store brand retail locations. The Company is negotiating early terminations of the lease commitments.

Effective as of May 7, 2015, the Company entered an Engagement Agreement with Dawson James Securities (“Dawson”). In accordance with the Engagement Agreement, Dawson has agreed to act as the lead or managing underwriter on a best-efforts basis in connection with a proposed offering of approximately $24 million of the Company’s equity securities. The Engagement Agreement provides for an underwriting discount of 8% and a $25,000 advance fee which has been paid to Dawson. The actual size of the offering and the offering price will be subject to negotiation and the Company can provide no assurance that any such offering will be successful.

On May 19, 2015, the Company received a deficiency letter from the Nasdaq Listing Qualifications department (the “Staff”) notifying the Company that for the last 30 consecutive business days the Company’s common stock had closed below the minimum $1.00 per share bid price requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an initial period of 180 calendar days, or until November 16, 2015, to regain compliance with the bid price requirement. If, at any time before November 16, 2015, the closing bid price for the Company’s common stock is $1.00 or more for a minimum of 10 consecutive business days, the Staff will provide written notification to the Company that it has regained compliance with the bid price requirement. If the Company does not regain compliance with the bid price requirement by November 16, 2015, the Company may be eligible for an additional 180 calendar day compliance period provided that it meets the continued listing requirement for the market value of publicly held shares and all other initial listing standards, with the exception of the bid price requirement, and provides the Staff with written notice of its intention to cure the deficiency. If the Company does not regain compliance by November 16, 2015 or the termination of any subsequent compliance period, if applicable, the Staff will provide written notification to the Company that its common stock may be delisted. In anticipation of receiving the Staff’s notice, on May 12, 2015, the Company filed a preliminary proxy statement on Schedule 14A with the Securities and Exchange Commission, followed by a definitive proxy statement filed May 22, 2015, in connection with the Company’s 2015 Annual Meeting of shareholders that included a proposal to approve an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split. The Company’s Annual Meeting is scheduled for July 7, 2015. There can be no assurance that the Company’s shareholders will approve the amendment, or that a reverse stock split will prevent the Company’s stock price from falling below the bid price requirement in the future.

Note 13. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements other disclosed.

The merger closed on March 4, 2015. Prior to the closing of the Merger, Vapor and Vaporin entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with certain accredited investors providing for the sale of $350,000 of Vaporin’s Convertible Notes (the “Notes”). On January 29, 2015, the Company issued the notes. The Note accrues interest on the outstanding principal at an annual rate of 12%. The principal and accrued interest on the Note is due and payable on January 29, 2016 (the “Maturity Date”) The Note will not be convertible until such time as the Nasdaq Stock Market (“Nasdaq”) approves the listing of the shares to be issued upon conversion of the Note. In no event will the number of shares of the Company’s common stock issuable upon conversion of the Note exceed 19.99% of the Company’s issued and outstanding common stock, regardless of the conversion price.

In connection with the Merger, on March 3, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors providing for the sale of $3,500,960 in shares of the Company’s Common Stock, par value $0.001 per share at a price of $1.02 per share. The Company also issued Warrants to purchasers of the shares to acquire an aggregate of 2,735,132 shares of the Company’s Common Stock with an exercise price of $1.28 per share. The shares and Warrants were issued and sold through an exempt private securities offering to certain accredited investors.

Under the Purchase Agreement, the Company made certain customary representations and warranties to the purchasers concerning the Company and its operations. The Company has also agreed to register the Common Stock and the Warrants for resale pursuant to an effective registration statement which must be filed within 45 days of March 3, 2015 and must be effective by the later of (i) the 90th day following March 3, 2015 (if no SEC review) or (ii) the 120th day following March 3, 2015 (if subject to SEC review). If the Form S-3 Registration Statement is not effective for resales for more than 10 consecutive days or more than 15 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), we are required to pay the investors (other than our participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portion thereof until the default is cured. Such cash payments could be as much as $52,500 for every 30 days.